Revenue	6 Months Ended
Sep. 30, 2026
Revenue [abstract]
Revenue
3. Revenue

Under IFRS 15 ‘Revenue from Contracts with Customers’, revenue is recorded as or when the Group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service.
The transfer of control of our distribution or transmission services coincides with the use of our network, as electricity and gas pass through our network and reach our customers. The Group principally satisfies its performance obligations over time and the amount of revenue recorded corresponds to the amounts billed and accrued for volumes of gas and electricity delivered/transferred to/from our customers.

Revenue for the six months ended 30 September 2026	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,706	—	50	221	333	—	2,310
Distribution	—	882	1,553	2,861	—	—	5,296
Other[1]	16	35	5	9	6	3	74
Total IFRS 15 revenue	1,722	917	1,608	3,091	339	3	7,680
Other revenue
Generation	—	—	—	—	211	—	211
Other[2]	44	2	22	16	(57)	78	105
Total other revenue	44	2	22	16	154	78	316
Total revenue before exceptional items	1,766	919	1,630	3,107	493	81	7,996
Exceptional items[3]	—	—	—	—	—	142	142
Total revenue	1,766	919	1,630	3,107	493	223	8,138

Geographic split of revenue for the six months ended 30 September 2026	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,722	917	—	—	333	—	2,972
US	—	—	1,608	3,091	6	3	4,708
Total IFRS 15 revenue	1,722	917	1,608	3,091	339	3	7,680
Other revenue
UK	44	2	—	—	(61)	210	195
US	—	—	22	16	215	10	263
Total other revenue	44	2	22	16	154	220	458
Total revenue	1,766	919	1,630	3,107	493	223	8,138
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes net fair value gains and losses in respect of investments in our National Grid Partners business, rental income, income arising in connection with the Transition Services Agreements in place following the sale of the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.
3.Exceptional items included in revenue relate to a fair value gain recognised on an investment held by NG Partners. Further details are provided in note 4.
3. Revenue continued

Revenue for the six months ended 30 September 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,293	—	49	163	423	—	1,928
Distribution	—	860	1,421	2,477	—	—	4,758
Other[1]	13	34	4	8	14	2	75
Total IFRS 15 revenue	1,306	894	1,474	2,648	437	2	6,761
Other revenue
Generation	—	—	(1)	—	178	—	177
Other[2]	100	2	20	19	(34)	20	127
Total other revenue	100	2	19	19	144	20	304
Total revenue	1,406	896	1,493	2,667	581	22	7,065

Geographic split of revenue for the six months ended 30 September 2025	UK Electricity Transmission £m	UK Electricity Distribution £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,306	894	—	—	423	—	2,623
US	—	—	1,474	2,648	14	2	4,138
Total IFRS 15 revenue	1,306	894	1,474	2,648	437	2	6,761
Other revenue
UK	100	2	—	—	(38)	15	79
US	—	—	19	19	182	5	225
Total other revenue	100	2	19	19	144	20	304
Total revenue	1,406	896	1,493	2,667	581	22	7,065
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the re-routing of existing network assets.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, net fair value gains and losses in respect of investments in our National Grid Partners business, rental income, income arising in connection with the Transition Services Agreements in place following the sales of the UK Gas Transmission business and the ESO, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.